Commitments and contingencies - Summary of Outstanding Commitments for Remaining Installment Payments (Details) $ in Millions	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 vessel
Commitments and Contingencies Disclosure [Abstract]
2025	$ 185.9
2026	698.0
2027	1,279.6
2028	1,172.9
2029	116.1
Thereafter	2,756.3
Total	$ 6,208.8
Number of vessels under construction | vessel	37	40